Other Post-Employment Benefits - Additional Information (Detail) - Other Post Employment Benefits [Member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Contribution to defined benefit plan		$ 10.3	$ 11.0	$ 11.6
Estimate of contribution expected to be paid to plan	$ 12.6